Expense Example {- FundsManager 85% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 85% Portfolio	Apr. 30, 2022 USD ($)
VIP FundsManager 85% Portfolio-Service VIP
Expense Example:
1 year	$ 92
3 years	314
5 years	560
10 years	1,264
VIP FundsManager 85% Portfolio-Service 2 VIP
Expense Example:
1 year	107
3 years	361
5 years	640
10 years	$ 1,437